Licensing arrangements	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Licensing arrangements

NOTE 5. LICENSING ARRANGEMENTS

NUPOTENTIAL

In 2018, Salarius licensed DNA methyltransferase (DNMT1) inhibitors “focused on modulating epigenetic targets”. The DNMT1 inhibitor was patented by the NUPOTENTIAL under 35 U.S.C. 119(e). Salarius is using the licensed DNMT1 Inhibitor molecule in the formulation of Seclidemstat. In exchange for the license, Salarius issued equity ownership, granted revenue sharing rights on any resulting products or processes to commence on first commercial sale, and milestone payments based upon regulatory approval of any resulting product or process as well as on the second anniversary of first commercial sale. Salarius is currently in Phase I trials of a derivative product. The license was recorded as an intangible asset valued at $110,474, based upon the value of the equity units exchanged, and amortized over the life of the underlying patent (i.e., 20 years). Based upon the probability of meeting the requirements of milestone and revenue sharing payments, no corresponding liabilities for royalties have been recorded at this time. This treatment is consistent with FASB guidance related to contingent consideration liabilities. As the common shares for this exchange were not issued until early 2019, an accrued common share investment of $110,474 was included in accrued expenses as of December 31, 2018.

University of Utah Research Foundation

In 2011, Salarius licensed “(E/Z)-N’-substituted-benzylidene-3- (substituted-sulfonyl) benzohydrazides as inhibitors of histone demethylases” comprising compounds that inhibit Lysine-specific demethylase 1 (LSDl) and assigned University of Utah case number U-5083. The LSD1 inhibitor was patented by the University of Utah on August 15, 2011. Salarius is using the licensed LSD1 Inhibitor molecule in the formulation of Seclidemstat. In exchange for the license, Salarius issued equity ownership, granted revenue sharing rights on any resulting products or processes to commence on first commercial sale, and milestone payments based upon regulatory approval of any resulting product or process as well as on the second anniversary of first commercial sale. Salarius is currently in Phase I trials of a derivative product. The license was recorded as an intangible asset valued at $40,983, based upon the value of the equity securities exchanged, and amortized over the life of the underlying patent (i.e., 20 years). Based upon the probability of meeting the requirements of milestone and revenue sharing payments, no corresponding liabilities for royalties have been recorded at this time. This treatment is consistent with FASB guidance related to contingent consideration liabilities.